Financial Assets Held for Trading	12 Months Ended
Dec. 31, 2021
Financial Assets Held For Trading Investments Explanatory [Abstract]
FINANCIAL ASSETS HELD FOR TRADING

NOTE 05

FINANCIAL ASSETS HELD FOR TRADING

The detail of instruments deemed as financial trading investments is as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$

Chilean Central Bank and Government securities
Chilean Central Bank Bonds	713	419
Chilean Central Bank Notes	-	-
Other Chilean Central Bank and Government securities	67,936	131,827
Subtotal	68,649	132,246

Other Chilean securities
Time deposits in Chilean financial institutions	-	-
Mortgage finance bonds of Chilean financial institutions	-	-
Chilean financial institution bonds	-	-
Chilean corporate bonds	4,698	1,472
Other Chilean securities	-	-
Subtotal	4,698	1,472

Foreign financial securities
Foreign Central Banks and Government securities	-	-
Other foreign financial instruments	-	-
Subtotal		-

Investments in mutual funds
Funds managed by related entities	-	-
Funds managed by others	-	-
Subtotal	-	-

Total	73,347	133,718

As of December 31, 2021 and 2020, there were no trading investments sold under contracts to resell to clients or financial institutions.